Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenues by major geographical region for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30, 2021			Nine months ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$217	$48	$265	$647	$163	$810
North America	81	55	136	236	175	411
Asia	90	20	110	254	67	321
Other	42	4	46	122	13	135
Total Revenues	$430	$127	$557	$1,259	$418	$1,677

	Three months ended September 30, 2020			Nine months ended September 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$182	$47	$229	$554	$139	$693
North America	70	61	131	220	173	393
Asia	64	20	84	212	58	270
Other	27	3	30	97	9	106
Total Revenues	$343	$131	$474	$1,083	$379	$1,462

The following table disaggregates our revenues by major product line for the three and nine months ended September 30, 2021 and 2020:

	Three months ended September 30, 2021			Nine months ended September 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$430	$—	$430	$1,259	$—	$1,259
Color Pigments	—	74	74	—	222	222
Functional Additives	—	29	29	—	100	100
Timber Treatment	—	24	24	—	87	87
Water Treatment [1]	—	—	—	—	9	9
Total Revenues	$430	$127	$557	$1,259	$418	$1,677

	Three months ended September 30, 2020			Nine months ended September 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$343	$—	$343	$1,083	$—	$1,083
Color Pigments	—	66	66	—	187	187
Functional Additives	—	24	24	—	80	80
Timber Treatment	—	36	36	—	97	97
Water Treatment [1]	—	5	5	—	15	15
Total Revenues	$343	$131	$474	$1,083	$379	$1,462